5. Inventories (March 2014 note)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
5. Inventories

Inventories consist of the following:

	March 31,
	2014	2013
Raw materials	$790,000	$835,000
Finished goods	345,000	327,000
	1,135,000	1,162,000
Less: inventory allowances	(47,000)	(170,000)
	$1,088,000	$992,000

Reserve for obsolete inventories activities are as follows:

Year Ended March 31	Balance at Beginning of Year	Additions Charged to Cost of Product Revenues	Deductions Write-Offs	Balance at End of Year
2013	$105,000	$85,000	$(20,000)	$170,000
2014	$170,000	$6,000	$(129,000)	$47,000